Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
	CEO (1)		Other NEOs (1)
Year	NEO Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3)	Average NEO Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Net Income (Loss) (5)
2024	$533,823	$533,823	$330,039	$330,039	$31.09	$(3,959,385)
2023	$584,824	$584,824	$330,039	$330,039	$366.15	$(2,654,950)

Named Executive Officers, Footnote [Text Block]
(1)	Our principal executive officer for each of the years indicated was our CEO, Alan Day. Our named executive officers other than our CEO (“Other NEOs”) was Jeffrey Cocks (CFO).

PEO Total Compensation Amount	[1],[2]	$ 533,823	$ 584,824
PEO Actually Paid Compensation Amount	[1],[3]	533,823	584,824
Non-PEO NEO Average Total Compensation Amount	[1],[2]	330,039	330,039
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 330,039	330,039
Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	For 2024, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 30, 2023, through December 31, 2024.

Total Shareholder Return Amount	[4]	$ 31.09	366.15
Net Income (Loss)	[5]	$ (3,959,385)	$ (2,654,950)
PEO Name		Alan Day	Alan Day

[1]	Our principal executive officer for each of the years indicated was our CEO, Alan Day. Our named executive officers other than our CEO (“Other NEOs”) was Jeffrey Cocks (CFO).
[2]	Reflects, for our CEO, the total compensation reported in the Named Executive Officer Compensation Table and for the Other NEO, the total compensation reported in the Named Executive Officer Compensation Table in each of the fiscal years indicated.
[3]	The Named Executive Officer Compensation Table totals did not require adjustments to arrive at the “Compensation Actually Paid to the CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” in each year because only equity was paid to the CEO and NEO.
[4]	For 2024, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 30, 2023, through December 31, 2024.
[5]	Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.